INVESTMENTS IN AND ADVANCES TO ASSOCIATES	12 Months Ended
Dec. 31, 2013
INVESTMENTS IN AND ADVANCES TO ASSOCIATES
INVESTMENTS IN AND ADVANCES TO ASSOCIATES

13. INVESTMENTS IN AND ADVANCES TO ASSOCIATES

        As of December 31, 2013 and 2012, the Group's investments in and advances to associates comprised the following:

	December 31,
	2013	2012
MTS Belarus—equity investment	5,013	5,019
MTS Bank—equity investment	5,476	—
MTS Bank—loan(1)	2,100	—
Business-Nedvizhimost—equity investment	410	—
Intellect Telecom—equity investment	163	287
Stream—equity investment	231	226

Total investments in and advances to associates	13,393	5,532

(1)
The loan was reclassified to investments in and advances to associates upon MTS Bank recognition as the Group's associate in 2013.

        Intellect Telecom—In November 2010, MGTS acquired a 43.8% interest in Intellect Telecom from one of the subsidiaries of Sistema for $12.4 million (RUB 378.5 million at the date of transaction). Intellect Telecom is a research and development innovation center in the field of telecommunications. In March 2011, MGTS acquired a further 6.14% interest in Intellect Telecom in exchange for building of a business center in Moscow City with net book value of $0.8 million (RUB 23.9 million at the date of transaction), thus increasing its share in Intellect Telecom to 49.95%.

        Stream—After loss of control over the subsidiary in May 2012, the Group deconsolidated Stream and accounted for the investment using the equity method of accounting (Note 3).

        Business-Nedvizhimost—In September 2013, MGTS, the Group's subsidiary, spun off Business-Nedvizhimost CJSC from its wholly-owned subsidiary MGTS-Nedvizhimost and, in December 2013, sold a 51% stake in Business-Nedvizhimost to Sistema. After the loss of control over the subsidiary, the Group deconsolidated Business-Nedvizhimost and accounted for the investment using the equity method of accounting.

        MTS Bank—In April 2013, the Group acquired a 25.1% stake in Open Joint Stock Company "MTS Bank" ("MTS Bank") through the purchase of MTS Bank's additional share issuance for RUB 5,089 million. As a result of the transaction, the Group's effective ownership in MTS Bank increased to 26.3%, as MTS OJSC previously owned an interest of 1.7% (such original interest decreased to 1.2% due to additional share issuance) in MTS Bank through its subsidiary MGTS. In September 2012, the Group provided a 10-year subordinated loan to MTS Bank in the amount of RUB 2,100 million at 8.8% p.a.

        The financial position and results of operations of MTS Bank as of and for the year ended December 31, 2013 (since acquisition) were as follows:

2013
Total assets	224,446
Total liabilities	(201,077)
Noncontrolling interest	(1,924)
Total interest income	(18,266)
Total interest expense	7,737
Operating profit	(1,036)
Net income	(868)

        Summarized financial position and results of operations of other equity method investees as of and for the year ended December 31, 2013 were as follows:

	MTS Belarus	Intellect Telecom	Stream	Business- Nedvizhimost (since deconsolidation)
Total current assets	5,867	140	485	313
Total non-current assets	6,539	483	214	749

Total assets	12,406	623	699	1,062
Total current liabilities	(3,161)	(267)	(206)	(181)
Total non-current liabilities	—	(14)	—	(50)

Total liabilities	(3,161)	(281)	(206)	(231)
Revenue	(14,310)	(357)	(738)	(13)
Gross profit	(10,271)	(66)	(253)	(8)
Net (income) / loss	(4,649)	81	(9)	(5)

        Summarized financial position and results of operations of equity method investees as of and for the year ended December 31, 2012 were as follows:

	MTS Belarus	Intellect Telecom	Stream (since deconsolidation)
Total current assets	4,229	89	381
Total non-current assets	6,517	484	265

Total assets	10,746	573	646
Total current liabilities	(1,629)	(141)	(154)
Total non-current liabilities	—	(9)	—

Total liabilities	(1,629)	(150)	(154)
Revenue	(11,197)	(182)	(60)
Gross (profit) / loss	(8,055)	45	84
Net (income) / loss	(2,109)	159	188

        The Group's share in the total earnings or losses of associates was included in other income in the accompanying consolidated statements of operations and comprehensive income. For the years ended December 31, 2013, 2012 and 2011 this share of earnings amounted to income of RUB 2,472 million, RUB 869 million and RUB 1,430 million, respectively.